UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	February 9, 2001

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  104

Form 13F Information Table Value Total: $632,129
List of Other Included Managers:  None

                                                                                 VALUE       SHARES/   SH/ PUT/ INVSTMT OTHER
Voting Authority (Shares)
NAME OF ISSUER           TITLE OF CLASS     CUSIP     (1000s)      PRN AMT   PRN CALL DSCRETN MGRS  a) Sole  b) Shared c) None
Crescent Real Estate	 PFD CV A 6.75%	  225756204    "1,241"	"78,200"     SH		Sole	     "78,200"	0       0
Emmis Comm. Corp.        PFD CV SER A	  291525202    "4,628"	"105,185"    SH		Sole	     "105,185"	0	0
Metromedia Int'l Group   PFD CONV%	  591695200    "9,717"	"681,900"    SH		Sole	     "681,900"	0	0
National Australia Bank	 CAP UTS EXCH BL  632525309     13,995" "488,900"    SH		Sole	     "488,900"	0	0
Simon Property Group Inc.PFD CV B 6.50%	  828806406	26,967" "390,820"    SH		Sole	     "390,820"	0	0
Sovereign Capital Trust	 UNIT EX 111229	  845905306	8,219"	"164,800"    SH		Sole	     "164,800"	0	0
Treev PIK $0.84	         PFD CONV SER A	  894692201	6,191"	"589,650"    SH		Sole	     "589,650"	0	0
CNF Trust I $2.500	 TE CONS SER A	  12612V205	9,171"	"190,080"    SH		Sole	     "190,080"	0	0
Equity Res.Properties	 PFD CONV E 7%	  29476L883	63	"2,000"	     SH		Sole	     "2,000"	0	0
Felcor Lodging Tr.$1.95	 PFD CV A $1.95	  31430F200	32	"1,700"	     SH		Sole	     "1,700"	0	0
Finova Finance $2.75	 TOPRS CV 9.16%	  31808E207	4,179"	"464,300"    SH		Sole	     "464,300"	0	0
Freeport McMoran Copper	 PFD CV 0.05 SH	  35671D501	468	"46,750"     SH		Sole	     "46,750"	0	0
Golden State	         WT EXP 000000	  381197136	71	"60,100"     SH		Sole	     "60,100"	0	0
Treev Inc.	         COM NEW	  894692300	191	"48,583"     SH		Sole	     "48,583"	0	0
ACT Manufacturing	 SBNTCV 144A 7%07 000973AA5	2,662"	"4,650,000"  PRN	Sole		0	0	0
APP Finance VI Mauritius LYONS NT ZERO 12 00202NAA3	3,658"	"45,720,000" PRN	Sole		0	0	0
Action Performance Co.   SB NT CV 4.75%   05004933AB3	1,428"	"5,600,000"  PRN	Sole		0	0	0
Affiliated Computer Srv	 SB NT CV 4%05	  008190AD2	9,333"	"6,120,000"  PRN	Sole		0	0	0
"Alpharma, Inc."	 SB NT CV 5.75%05 020813AB7	2,776"	"1,900,000"  PRN	Sole		0	0	0
"Alpharma, Inc."	 SRSBNTCV 3%06	  020813AD3	3,756"	"2,400,000"  PRN	Sole		0	0	0
American Tower Corp.	 NT CV 2.25%09	  029912AD4	2,423"	"2,000,000"  PRN	Sole		0	0	0
AmeriSource Health Corp. SB NT CV 144A 07 03071PAB8	3,531"	"3,000,000"  PRN	Sole		0	0	0
At Home Corp.	         SUBNTCV 4.75%06  045919AF4	385	"750,000"    PRN	Sole		0	0	0
Aviron	                 SB NT CV 5.75%   05053762AC4	10,396" "4,700,000"  PRN	Sole		0	0	0
"BankAtlantic Bancorp 	 SBDVCV 6.75%06	  065908AB1	12,861" "15,402,000" PRN	Sole		0	0	0
"BankAtlantic Bancorp	 SBDBCV 5.625%07  065908AC9	4,726"	"6,849,803"  PRN	Sole		0	0	0
Brightpoint Inc.	 SB LYON ZERO 18  109473AC2	405	"1,500,000"  PRN	Sole		0	0	0
CKE Restaurants Inc.	 SBNTCV 4.25%04	  12561EAB1	869	"2,200,000"  PRN	Sole		0	0	0
CV Therapeutics	         SUBNTCV 4.75%07  126667AB0	4,338"	"10,000,000" PRN	Sole		0	0	0
Celestica Inc.	         LYON ZERO 20	  15101QAA6	5,740"	"4,700,000"  PRN	Sole		0	0	0
"Checkpoint Systems, Inc.SBDBCV 5.25%05	  162825AB9	655	"1,000,000"  PRN	Sole		0	0	0
Commscope Inc.	         SB NT CV 4%06	  203372AB3	22,706" "30,840,000" PRN	Sole		0	0	0
Comverse Technology	 SR DEB CV 144A05 205862AH8	3,368"	"3,000,000"  PRN	Sole		0	0	0
Conexant Systems	 SBNTCV 4.25%06	  207142AB6	356	"650,000"    PRN	Sole		0	0	0
Corr Therapeutic	 SBNTCV 144A07	  217753AC6	6,599"	"5,420,000"  PRN	Sole		0	0	0
DRS Technologies Inc.	 SRSBDBCV 9%03	  23330XAB6	454	"305,000"    PRN	Sole		0	0	0
Danka Business Systems	 SUB NTCV 6.75%02 236277AB5	209	"1,350,000"  PRN	Sole		0	0	0
Four Seasons	         LYON ZERO CPN 29 25100EAD6	8,232"	"22,100,000" PRN	Sole		0	0	0
Diamond Offshore Drill	 SB NTCV 3.75% 07 25271CAA0	609	"550,000"    PRN	Sole		0	0	0
"Etrade Group, Inc."	 SUBNTCV 6%07	  269246AB0	4,060"	"7,450,000"  PRN	Sole		0	0	0
Empresas ICA Socieded	 SUB DB CONV 5%04 292448AC1	89	"150,000"    PRN	Sole		0	0	0
Financial Federal Corp.	 SUB NT CV 4.5%05 317492AC0	10,104" "10,864,000" PRN	Sole		0	0	0
General Semiconductor	 SUB NTCV 5.75%06 370787AB9	3,724"	"5,600,000"  PRN	Sole		0	0	0
Genesco Inc.	         SUBNTCV 5.5%05	  371532AL6	1,985"	"1,645,000"  PRN	Sole		0	0	0
Healthsouth Corp.	 SBDBCV 3.25%03	  421924AF8	35	"40,000"     PRN	Sole		0	0	0
Healthcare Realty Trust	 SBDBCV 6.55%02	  421946AA2	2,473"	"2,610,000"  PRN	Sole		0	0	0
Hilton Hotels CorporationSub NT Conv 5%06 432848AL3	3,211"	"3,745,000"  PRN	Sole		0	0	0
Ibasis Inc.	         SB NTCV 5.75% 05 450732AA0	925	"2,380,000"  PRN	Sole		0	0	0
Internet Capital Group   SUB NT CV 5.5%04 46059CAA4	1,630"	"6,790,000"  PRN	Sole		0	0	0
Interpublic Group Co.    SUB NTCV 1.87%06 460690AJ9	6,279"	"6,715,000"  PRN	Sole		0	0	0
Intevac Inc.	         SBNTCV 144A04	  461148AA6	80	"165,000"    PRN	Sole		0	0	0
Intevac Inc.	         SBNTCV 6.5%04	  461148AC2	970	"2,000,000"  PRN	Sole		0	0	0
Kellstrom	         SB NT CV 5.75%02 488035AC0	6,310"	"14,505,000" PRN	Sole		0	0	0
Kellstrom	         SBNTCV 5.5%03	  488035AE6	443	"1,150,000"  PRN	Sole		0	0	0
Kerr McGee Corp.	 SBDBCV 5.25% 10  492386AP2	35,338" "27,935,000" PRN	Sole		0	0	0
LSI Logic	         SBNTCV 4.25%04	  502161AD4	3,591"	"2,850,000"  PRN	Sole		0	0	0
Lamar Advertising	 NT CV 5.25% 06	  512815AF8	"9,242"	"9,000,000"  PRN	Sole		0	0	0
Lattice Semiconductor	 SUB NTCV 4.75%06 518415AC8	4,114"	"3,800,000"  PRN	Sole		0	0	0
Lennar Corportion	 SR DB CV ZERO 18 526057AA2	3,713"	"6,860,000"  PRN	Sole		0	0	0
MBL Intl Finance	 GTD NT EXCH 3%02 55262XAA2	2,952"	"3,035,000"  PRN	Sole		0	0	0
Magna International Inc. SUB DEB CV 5%02  559222AE4	33,018" "34,260,000" PRN	Sole		0	0	0
Magna International Inc. SB DBCV 4.875%05 559222AG9	926	"1,055,000"  PRN	Sole		0	0	0
Mail-Well Inc.	         SUBNTCONV 5%02	  560321AD3	2,408"	"3,190,000"  PRN	Sole		0	0	0
Manugistics Group Inc. 	 SB NT CV 144A 07 565011AA1	6,576"	"4,500,000"  PRN	Sole		0	0	0
Meditrust	         SUB DEB CV 9% 02 58501TAA6	83	"90,000"     PRN	Sole		0	0	0
NCS Healthcare Inc.	 SB DB CV 5.75%04 628874AC3	838	"6,980,000"  PRN	Sole		0	0	0
Natural MicroSystems     SUB NT CV 5% 05  638882AA8	2,925"	"6,500,000"  PRN	Sole		0	0	0
Network Associates Inc.	 SBDBCV ZRO 18	  640938AB2	1,904"	"6,510,000"  PRN	Sole		0	0	0
Nvidia Corp.	         SUB NTCV 4.75%07 67066GAA2	2,076"	"3,275,000"  PRN	Sole		0	0	0
"Office Depot, Inc."	 LYON SUB ZERO 07 676220AA4	22,844" "36,995,000" PRN	Sole		0	0	0
Ogden Corp.	         SUB DEB CV 6%02  676346AC3	1,195"	"1,350,000"  PRN	Sole		0	0	0
Omnicare Inc.	         SUB DEB CV 5%07  681904AD0	877	"1,070,000"  PRN	Sole		0	0	0
ONI Systems Corp.	 SUB NT CV 5% 05  68273FAA1	3,835"	"5,650,000"  PRN	Sole		0	0	0
Orix Corporation	 NT CONV 0.375%05 686330AA9	524	"50,000,000" PRN	Sole		0	0	0
Pep Boys	         SUB LYON ZERO 11 713278AJ8	10,536" "18,010,000" PRN	Sole		0	0	0
Peregrine Systems Inc.   SB NT CV 144A 07 71366QAA9	4,975"	"5,000,000"  PRN	Sole		0	0	0
Personnel Group	         SBNTCV 5.75%04	  715338AE9	11,267" "26,511,000" PRN	Sole		0	0	0
"Petsmart, Inc."	 SB NT CV 6.75%04 716768AB2	1,314"	"2,018,000"  PRN	Sole		0	0	0
Phoenix Investment Part. SUB DB CONV 6%15 719085AA0	9,256"	"4,744,000"  PRN	Sole		0	0	0
Phycor Inc.	         SUB DB CV 4.5%03 71940FAB6	320	"4,000,000"  PRN	Sole		0	0	0
Province Healthcare Co.  SB NT CV 144A 05 743977AA8	4,940"	"4,300,000"  PRN	Sole		0	0	0
Providian Financial Corp SRNTCV 6.25%05	  74406AAA0	5,436"	"5,300,000"  PRN	Sole		0	0	0
Quadramed Corp.	         SBDBCV 5.25%05	  74730WAC5	4,078"	"11,650,000" PRN	Sole		0	0	0
Reptron Electronics Inc  SBNTCV 6.75%04	  76026WAA7	443	"770,000"    PRN	Sole		0	0	0
Sanmina Corp.	         SUB NTCV 4.25%04 800907AB3	8,728"	"4,750,000"  PRN	Sole		0	0	0
Seacor Holdings Inc.	 SUBNTCV 5.375%06 811904AE1	7,582"	"6,240,000"  PRN	Sole		0	0	0
Semtech Corp.	         SUBNTCV 4.5%07	  816850AD3	3,576"	"4,800,000"  PRN	Sole		0	0	0
"Sepracor, Inc."	 SUB DB CONV 7%05 817315AH7	5,754"	"5,500,000"  PRN	Sole		0	0	0
Solectron Corp.	         SR LYON ZERO 20  834182AK3	17,182" "30,410,000" PRN	Sole		0	0	0
Solectron Corp.	         LYON ZERO CPN 20 834182AL1	17,048" "33,265,000" PRN	Sole		0	0	0
SpaceHab Inc.	         SUB NT CONV 8%07 846243AC7	168	"250,000"    PRN	Sole		0	0	0
Standard Commerical Corp SBDVCV 7.25% 07  853258AA9	5,054"	"7,775,000"  PRN	Sole		0	0	0
Standard Motor Products	 SBDBCV 6.75%09	  853666AB1	5,223"	"11,040,000" PRN	Sole		0	0	0
Sunbeam Corp.	         SR SD CV ZERO 18 867071AD4	13	"1,000,000"  PRN	Sole		0	0	0
TVX Gold Inc.	         NT LNKED CV 5%02 87308KAA9	1,181"	"1,500,000"  PRN	Sole		0	0	0
Telefonos de Mexico	 SRDBCV 4.25% 04  879403AD5	6,872"	"6,240,000"  PRN	Sole		0	0	0
Terayon Comm. Systems	 SBNTCV 144A07	  880775AA9	1,127"	"4,600,000"  PRN	Sole		0	0	0
Thermo Fibertek Inc.	 SUBDBCV 144A04	  88355WAA3	9,250"	"10,882,000" PRN	Sole		0	0	0
Total Renal Care Hldg	 SUB NT CONV 7%09 89151AAC1	448	"530,000"    PRN	Sole		0	0	0
"Triarc Companies, Inc.  SB DB CV ZRO 18  895927AB7	33,121" "98,500,000" PRN	Sole		0	0	0
Tyco International Ltd.  LYON ZRO 144A 20 902124AA4	2,921"	"3,800,000"  PRN	Sole		0	0	0
U.S. Diagnostic Labs Inc SUBDBCONV 9%03	  90328QAB4	5,935"	"7,419,000"  PRN	Sole		0	0	0
Vertex Pharmaceuticals   SB NT CV 144A 07 92532FAC4	3,430"	"3,500,000"  PRN	Sole		0	0	0
Wellpoint Health Network SBDBCV ZRO 19	  94973HAA6	38,005" "43,310,000" PRN	Sole		0	0	0
Young and Rubicam	 SUBNTCONV 3%05	  987425AC9	28,045" "28,400,000" PRN	Sole		0	0	0

COLUMN TOTALS			"632,129"

